Condensed Statement of Operations - USD ($)		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
General and administrative expenses	$ 5,000	$ 48,040
Loss from operations:		(48,040)
Other expense:
Offering costs allocated to warrant liability		1,605,246
Loss on change in fair value of warrant liability		4,098,833
Net loss	$ (5,000)	(5,752,119)
Weighted average shares outstanding, basic and diluted	1
Basic and diluted net income per ordinary share	$ (5,000)
Common Class A [Member]
Other expense:
Net loss		$ (5,752,119)
Weighted average shares outstanding, basic and diluted		69,000,000
Basic and diluted net income per ordinary share		$ 0
Common Class B [Member]
Other expense:
Weighted average shares outstanding, basic and diluted		29,571,430
Basic and diluted net income per ordinary share		$ (0.19)
Common Class C [Member]
Other expense:
Weighted average shares outstanding, basic and diluted		29,571,430
Basic and diluted net income per ordinary share		$ (0.19)